Document and Entity Information	Nov. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001840233
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	Xilio Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40925
Entity Tax Identification Number	85-1623397
Entity Address, Address Line One	828 Winter Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(857)
Local Phone Number	524-2466
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	XLO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false